                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                       ----------   -----------
PREFERRED STOCK - 0.9%
INSURANCE BROKERS - 0.9%
WoodBourne Pass-Through
   Trust (1)(2)(3)                                              8   $   803,250
                                                       ----------   -----------
TOTAL PREFERRED STOCK
   (Amortized Cost $803,864)                                        $   803,250
                                                                    -----------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
CORPORATE BOND - 26.7%
AUTOMOTIVE - 2.7%
Ford Motor Credit Company
   6.50%, 2007                                         $  300,000       299,794
GMAC LLC
   6.31%, 2007                                             59,000        58,346
   6.407%, 2007 (1)                                     2,000,000     1,998,396
                                                                    -----------
                                                                      2,356,536
                                                                    -----------
BANKING - 3.5%
BankBoston Capital Trust IV
   5.99%, 2028 (1)                                        700,000       677,633
BOI Capital Funding No. 2, LP
   5.571%, 2016 (1)(2)(3)                                 350,000       337,605
Chase Capital III
   5.95%, 2027 (1)                                        700,000       673,476
Danske Bank A
   7.40%, 2010 (1)(2)(3)                                  475,000       481,934
Rabobank Capital Funding II
   5.26%, 2013 (1)(2)(3)                                  700,000       685,065
US Central Federal Credit Union
   2.70%, 2009                                            206,818       196,717
                                                                    -----------
                                                                      3,052,430
                                                                    -----------
BUILDING MATERIALS - 1.5%
CRH America, Inc.
   6.95%, 2012                                            300,000       316,322
Masco Corporation
   6.13%, 2016                                          1,000,000       993,003
                                                                    -----------
                                                                      1,309,325
                                                                    -----------
CHEMICALS - 0.4%
PPG Industries, Inc.
   7.40%, 2019                                            350,000       399,683
                                                                    -----------
ELECTRIC - 1.4%
Arizona Public Service Company
   6.38%, 2011                                            300,000       308,755
Cincinnati Gas & Electric
   5.70%, 2012                                            300,000       302,257
Kansas Gas & Electric
   5.65%, 2021                                            300,000       290,526
TXU Electric Delivery Company
   6.38%, 2015                                            300,000       309,731
                                                                    -----------
                                                                      1,211,269
                                                                    -----------
FINANCIAL - OTHER - 1.9%
Berkshire Hathaway Finance Corporation
   4.75%, 2012                                          1,000,000       978,221

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
CORPORATE BOND (CONTINUED)
FINANCIAL - OTHER (CONTINUED)
Willis North America, Inc.
   5.63%, 2015                                         $  700,000   $   671,614
                                                                    -----------
                                                                      1,649,835
                                                                    -----------
FINANCIAL COMPANIES - CAPTIVE - 3.4%
CIT Group Funding Company of Canada
   4.65%, 2010 (4)                                      1,000,000       978,401
Residential Capital Corporation
   7.337%, 2009 (1)(2)(3)                               2,000,000     2,009,002
                                                                    -----------
                                                                      2,987,403
                                                                    -----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.8%
Capital One Financial Corporation
   4.74%, 2007                                            350,000       348,297
Countrywide Capital I
   8.00%, 2026                                            300,000       301,128
Nelnet, Inc.
   7.40%, 2036 (1)(5)                                   1,500,000     1,507,590
SLM Corporation
   5.05%, 2014                                            325,000       315,823
                                                                    -----------
                                                                      2,472,838
                                                                    -----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
General Electric Capital Corporation
   5.88%, 2012                                            300,000       309,561
                                                                    -----------
HEALTH CARE - 0.4%
WellPoint, Inc.
   6.80%, 2012                                            300,000       320,229
                                                                    -----------
INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation ULC
   6.88%, 2011                                            300,000       319,260
                                                                    -----------
INSURANCE - LIFE - 2.2%
AIG SunAmerica Global Financing X
   6.90%, 2032 (2)(3)                                     700,000       785,600
Lincoln National Corporation
   7.00%, 2066 (1)                                      1,000,000     1,047,406
Transamerica Capital II
   7.65%, 2026 (2)(3)                                     100,000       112,248
                                                                    -----------
                                                                      1,945,254
                                                                    -----------
INSURANCE - PROPERTY & CASUALTY - 0.9%
Nationwide Mutual Insurance Company
   8.25%, 2031 (2)(3)                                     400,000       486,093
Navigators Group, Inc.
   7.00%, 2016                                            300,000       306,472
                                                                    -----------
                                                                        792,565
                                                                    -----------
MEDIA - CABLE - 0.3%
Jones Intercable, Inc.
   7.63%, 2008                                            275,000       283,830
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
CORPORATE BOND (continued)
Natural Gas Pipelines - 0.7%
Consolidated Natural Gas Company
   6.63%, 2013                                         $  350,000   $   370,188
Express Pipeline, LP
   6.47%, 2013 (2)(3)                                     225,600       231,820
                                                                    -----------
                                                                        602,008
                                                                    -----------
RAILROADS - 0.8%
Canadian National Railway Company
   6.25%, 2034                                            700,000       751,695
                                                                    -----------
REIT's - 0.8%
Reckson Operating Partnership, LP
   5.15%, 2011                                            700,000       689,820
                                                                    -----------
SERVICES - 0.7%
American ECO Corporation
   9.63%, 2008 (2)(5)(6)                                   25,000            --
Western Union Company
   5.93%, 2016 (2)(3)                                     600,000       604,938
                                                                    -----------
TECHNOLOGY - 0.4%
Science Applications International Corporation
   7.13%, 2032                                            300,000       324,626
                                                                    -----------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                            700,000       712,560
                                                                    -----------
TRANSPORTATION SERVICES - 0.4%
TTX Company
   4.90%, 2015 (2)(3)                                     350,000       335,314
                                                                    -----------
TOTAL CORPORATE BOND
   (Amortized Cost $23,362,408)                                     $23,430,979
                                                                    -----------

MORTGAGE BACKED SECURITIES - 62.6%
OTHER NON-AGENCY - 15.8%
CMO'S - 15.8%
Chase Commercial Mortgage Securities Corporation
   1997-1, 7.37% - 2029                                 1,500,000     1,503,218
   1998-1, 6.56% - 2030                                   225,000       229,166
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.25% - 2035 (1)                        1,684,983     1,670,077
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)                            2,000,000     2,015,987
Homebanc Mortgage Trust
   2006-1, 6.159% - 2037 (1)                            1,831,848     1,856,422
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036                                2,000,000     2,001,739
   2006-S3, 6.00% - 2036                                1,671,000     1,666,041
JP Morgan Mortgage Trust
   2006-A3, 5.345% - 2036 (1)                           1,200,303     1,198,789

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
CMO'S (CONTINUED)
Washington Mutual, Inc.
   2005-AR16 1A1, 5.115% - 2035 (1)                    $1,730,629   $ 1,714,274
                                                                    -----------
                                                                     13,855,713
                                                                    -----------

U.S. GOVERNMENT SPONSORED AGENCIES - 45.8%
CMO'S - 7.8%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (7)                        1,533,750     1,524,382
Federal National Mortgage Association
   FNR 2003-14 MC, 5.00% - 2016 (7)                     1,721,270     1,708,586
   FNR 2005-46 TW, 5.00% - 2018 (7)                     1,800,000     1,767,586
   FNR 1990-108 G, 7.00% - 2020                            47,742        48,876
   FNR 2005-24 AH, 5.00% - 2029 (7)                     1,787,261     1,764,669

PASS-THRU'S - 38.0%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (7)                            1,564,289     1,541,638
   #E01488, 5.00% - 2018 (7)                            1,206,310     1,188,549
   #E01538, 5.00% - 2018 (7)                            1,224,836     1,206,712
   #C44050, 7.00% - 2030                                   24,501        25,242
   #C01172, 6.50% - 2031                                   41,394        42,167
   #C01210, 6.50% - 2031                                   50,125        51,265
   #C50964, 6.50% - 2031                                   47,399        48,284
   #C50967, 6.50% - 2031                                   14,001        14,319
   #C01277, 7.00% - 2031                                   85,896        88,225
   #C01292, 6.00% - 2032                                  211,345       213,238
   #C62801, 6.00% - 2032                                  111,148       112,143
   #C01287, 6.50% - 2032                                  139,205       141,805
   #C76358, 5.00% - 2033 (7)                            1,253,332     1,209,961
   #C78238, 5.50% - 2033 (7)                            1,160,917     1,148,167
   #A16943, 6.00% - 2033 (7)                              803,988       809,852
   #G08014, 5.00% - 2034 (7)                            1,627,900     1,568,714
   #G08015, 5.50% - 2034 (7)                            1,491,488     1,473,793
   #A17903, 6.00% - 2034 (7)                              993,459     1,000,170
   #1B2544, 5.289% - 2036 (1)(7)                        2,232,794     2,208,690
   #G02109, 6.00% - 2036 (7)                            1,895,595     1,906,009
Federal National Mortgage Association
   #254473, 5.50% - 2017 (7)                            1,208,992     1,211,676
   #720714, 4.50% - 2018 (7)                            1,247,426     1,207,266
   #555549, 5.00% - 2018 (7)                            1,478,994     1,453,366
   #750465, 5.00% - 2018 (7)                            1,240,633     1,222,473
   #780952, 4.00% - 2019 (7)                            1,610,685     1,524,360
   #252806, 7.50% - 2029                                   33,298        34,558
   #252874, 7.50% - 2029                                   29,632        30,753
   #535277, 7.00% - 2030                                   25,050        25,733
   #190307, 8.00% - 2030                                   17,542        18,502

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #253356, 8.00% - 2030                               $   19,428   $    20,490
   #541735, 8.00% - 2030                                   21,816        23,010
   #585348, 6.50% - 2031                                   35,481        36,133
   #254477, 5.50% - 2032                                  488,581       481,368
   #254198, 6.00% - 2032                                  290,188       291,526
   #254377, 6.00% - 2032                                  403,790       406,769
   #666750, 6.00% - 2032                                  410,636       412,530
   #254346, 6.50% - 2032                                  138,095       140,631
   #545691, 6.50% - 2032                                  183,925       187,302
   #659790, 6.50% - 2032                                  166,149       169,816
   #640008, 7.00% - 2032                                   87,822        90,213
   #702879, 5.00% - 2033 (7)                            1,213,609     1,170,268
   #709805, 5.00% - 2033 (7)                            1,081,085     1,042,477
   #688328, 5.50% - 2033 (7)                              903,678       892,815
   #689108, 5.50% - 2033 (7)                              576,446       569,880
   #709748, 5.50% - 2033 (7)                            1,155,047     1,141,891
   #713971, 5.50% - 2033 (7)                            1,069,851     1,056,990
   #754903, 5.50% - 2033 (7)                              708,411       694,558
   #725033, 6.00% - 2034 (7)                              590,756       594,779
   #255554, 5.50% - 2035 (7)                            1,197,544     1,182,092
                                                                    -----------
                                                                     40,147,267
                                                                    -----------
U.S. GOVERNMENT SPONSORED SECURITIES -1.0%
PASS-THRU'S - 1.0%
Government National Mortgage Association
   #313107, 7.00% - 2022                                   70,797        73,095
   #328618, 7.00% - 2022                                   17,325        17,887
   #352022, 7.00% - 2023                                   38,440        39,688
   #369303, 7.00% - 2023                                   61,105        63,088
   G2 1260, 7.00% - 2023                                    6,288         6,468
   #347017, 7.00% - 2024                                   34,511        35,631
   #371006, 7.00% - 2024                                   20,903        21,582
   #371012, 7.00% - 2024                                   29,206        30,154
   G2 1849, 8.50% - 2024                                    4,928         5,259
   #780454, 7.00% - 2026                                   44,475        45,919
   G2 2320, 7.00% - 2026                                   10,735        11,043
   G2 2270, 8.00% - 2026                                   11,737        12,369
   G2 2445, 8.00% - 2027                                   15,879        16,734
   #464356, 6.50% - 2028                                   33,323        34,180
   G2 2689, 6.50% - 2028                                   21,538        22,038
   #462680, 7.00% - 2028                                   30,473        31,462
   G2 2616, 7.00% - 2028                                   20,779        21,375
   #518436, 7.25% - 2029                                   19,658        20,309
   #491492, 7.50% - 2029                                   16,820        17,499

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage Association (continued)
   #510704, 7.50% - 2029                               $   33,823   $    35,189
   #781079, 7.50% - 2029                                   15,717        16,352
   #479229, 8.00% - 2030                                   17,483        18,511
   #479232, 8.00% - 2030                                   10,649        11,275
   #508342, 8.00% - 2030                                   36,375        38,515
   G2 2909, 8.00% - 2030                                   18,164        19,142
   #538285, 6.50% - 2031                                   43,620        44,741
   #564472, 6.50% - 2031                                  130,035       133,606
   #552324, 6.50% - 2032                                   80,702        82,776
                                                                    -----------
                                                                        925,887
                                                                    -----------
TOTAL MORTGAGE BACKED SECURITIES
   (Amortized Cost $55,697,835)                                     $54,928,867
                                                                    -----------
U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES - 1.8%
Federal National Mortgage Association
   6.63% - 2030                                           250,000       300,188
   7.13% - 2030 (7)                                     1,000,000     1,264,898
                                                                    -----------
TOTAL U.S. GOVERNMENT SPONSORED
   AGENCY BONDS & NOTES
   (Amortized Cost $1,286,123)                                      $ 1,565,086
                                                                    -----------
U.S. GOVERNMENT SECURITIES - 1.3%
U.S. Treasury Bonds
   5.38%, 2031                                          1,000,000     1,080,078
                                                                    -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (Amortized Cost $1,104,144)                                      $ 1,080,078
                                                                    -----------
ASSET BACKED SECURITIES - 1.7%
CREDIT CARDS - 0.0%
Global Rate Eligible Asset Trust
   7.33%, 2006 (5)                                         41,110            --
                                                                    -----------
HOME EQUITY LOANS - 1.7%
Credit-Based Asset Servicing and Securitization LLC
   2005-CB5, 5.59%, 2035 (1)                            1,500,000     1,506,269
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
  (Amortized Cost $1,540,860)                                       $ 1,506,269
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
ASSET BACKED COMMERCIAL PAPER - 4.3%
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 4.3%
Fairway Finance Corporation
   5.26%, 10/2/2006                                     1,300,000   $ 1,299,810
   5.255%, 10/3/2006                                    1,500,000     1,499,562
Jupiter Securitization Corporation
   5.30%, 10/4/2006                                     1,000,000       999,562
                                                                    -----------
                                                                      3,798,934
                                                                    -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Amortized Cost $3,798,934)                                      $ 3,798,934
                                                                    -----------
SHORT TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 4.855%, 12/07/2006                 $   25,000   $    24,783
U.S. Treasury Bill, 4.905%, 10/12/2006                    125,000       124,850
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
   (Amortized Cost $149,591)                                        $   149,633
                                                                    -----------
REPURCHASE AGREEMENT - 1.0%
United Missouri Bank, 4.88%, dated 09-29-06, matures
   10-02-06; repurchase amount of $876,356
   (Collateralized by U.S. Treasury Note, 2.625%,
   05-15-08 and U.S. Treasury Note, 3.25%, 01-15-09
   with a combined value of $893,790)                  $  876,000   $   876,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $876,000)                                        $   876,000
                                                                    -----------
TOTAL INVESTMENTS (SECURITY INCOME FUND
   - DIVERSIFIED INCOME SERIES)
   (AMORTIZED COST $88,619,759) - 100.5%                            $88,139,096
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                         (417,330)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $87,721,766
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $89,739,881.

1    -    Variable rate security. Rate indicated is rate effective at September
          30, 2006.

2    -    Private Placement

3    -    Security is a 144A security. See Notes to Financials.

4    -    Step Up

5    -    Security is fair valued by the Board of Directors. See Notes to
          Financials.

6    -    In Default

7    -    Security is segregated as collateral for open futures contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2006 (Unaudited)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - 0.9%
MORTGAGE REIT'S - 0.5%
HomeBanc Corporation                                        20,000   $   123,000
Opteum, Inc.                                                15,250       122,762
                                                                     -----------
                                                                         245,762
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.4%
Double Hull Tankers, Inc.                                   15,000       206,250
                                                                     -----------
TOTAL COMMON STOCK
   (Amortized Cost $553,305)                                         $   452,012
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CONVERTIBLE BOND - 1.9%
AEROSPACE & DEFENSE - 0.8%
DRS Technologies, Inc.
   2.00%, 2026 (1)(2)                                   $  450,000       438,188
                                                                     -----------
AUTOMOBILES (INCLUDING REPLACEMENT PARTS) - 0.6%
Sonic Automotive, Inc.
   5.25%, 2009                                             350,000       330,312
                                                                     -----------
TELECOMMUNICATIONS - 0.5%
Nextel Communications, Inc.
   5.25%, 2010                                             250,000       245,938
                                                                     -----------
TOTAL CONVERTIBLE BOND
   (Amortized Cost $1,053,824)                                       $ 1,014,438
                                                                     -----------
CORPORATE BOND - 86.9%
AEROSPACE & DEFENSE - 5.1%
Bombardier, Inc.
   6.75%, 2012 (1)(2)                                      675,000       642,937
Esterline Technologies Corporation
   7.75%, 2013 (2)                                         350,000       353,500
L-3 Communications Corporation
   7.625%, 2012                                            725,000       746,750
Sequa Corporation
   9.00%, 2009                                             125,000       132,656
Vought Aircraft Industries, Inc.
   8.00%, 2011                                             925,000       848,688
                                                                     -----------
                                                                       2,724,531
                                                                     -----------
AIRLINES - 5.0%
American Commercial Lines
   9.50%, 2015                                             178,000       194,020
Calair Capital Corporation
   8.13%, 2008                                             325,000       319,719
Continental Airlines, Inc.
   7.03%, 2011                                             370,585       362,247
   8.312%, 2011                                            367,590       341,858
Delta Air Lines, Inc.
   7.92%, 2010 (3)                                         550,000       530,750
   7.711%, 2011 (3)                                        225,000       212,625

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
AIRLINES (CONTINUED)
Evergreen International Aviation, Inc.
   12.00%, 2010                                         $  675,000   $   724,781
                                                                     -----------
                                                                       2,686,000
                                                                     -----------
AUTOMOTIVE - 4.0%
General Motors Acceptance Corporation
   6.75%, 2014                                             350,000       341,689
   8.00%, 2031                                             750,000       784,186
Group 1 Automotive, Inc.
   8.25%, 2013                                             450,000       460,125
Sonic Automotive, Inc.
   8.63%, 2013                                             400,000       403,000
TRW Automotive, Inc.
   9.375%, 2013                                            134,000       142,710
                                                                     -----------
                                                                       2,131,710
                                                                     -----------
BANKING - 3.9%
Cardtronics, Inc.
   9.50%, 2013 (1)(2)(4)                                   600,000       615,000
Doral Financial Corporation
   6.33%, 2007 (5)                                       1,250,000     1,188,925
E*Trade Financial Corporation
   8.00%, 2011                                             200,000       207,000
FCB Capital Trust
   8.05%, 2028                                              50,000        52,827
                                                                     -----------
                                                                       2,063,752
                                                                     -----------
BASIC INDUSTRY - OTHER - 0.1%
Mobile Services Group, Inc.
   9.75%, 2014 (1)(2)                                       75,000        76,875
                                                                     -----------
BUILDING MATERIALS - 1.3%
Building Materials Corporation of America
   8.00%, 2007                                             450,000       446,625
   8.00%, 2008                                             175,000       173,469
Interline Brands, Inc.
   8.125%, 2014                                            100,000       101,250
                                                                     -----------
                                                                         721,344
                                                                     -----------
CHEMICALS - 0.2%
Lyondell Chemical Company
   8.25%, 2016                                             100,000       101,500
                                                                     -----------
COMMUNICATIONS - OTHER - 1.8%
Lamar Media Corporation
   6.63%, 2015 (1)(2)                                      100,000        95,875
Satelites Mexicanos S.A. de CV
   0.00%, 2004 (1)(2)(3)                                   750,000       892,500
                                                                     -----------
                                                                         988,375
                                                                     -----------
CONSTRUCTION MACHINERY - 2.0%
Case New Holland, Inc.
   9.25%, 2011                                             350,000       371,000
United Rentals North America, Inc.
   6.50%, 2012                                             375,000       361,875

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2006 (Unaudited) - continued

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
CONSTRUCTION MACHINERY (CONTINUED)
United Rentals North America, Inc. (continued)
   7.00%, 2014                                          $  375,000   $   352,500
                                                                     -----------
                                                                       1,085,375
                                                                     -----------
ELECTRIC - 3.9%
AES Corporation
   9.50%, 2009                                             850,000       907,375
CMS Energy Corporation
   7.50%, 2009                                             175,000       180,250
East Coast Power LLC
   6.74%, 2008                                              15,936        16,038
   7.07%, 2012                                              56,347        58,444
GrafTech Finance, Inc.
   10.25%, 2012                                            550,000       577,500
Reliant Energy, Inc.
   6.75%, 2014                                             350,000       332,938
                                                                     -----------
                                                                       2,072,545
                                                                     -----------
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc.
   9.875%, 2012                                            200,000       205,500
Speedway Motorsports, Inc.
   6.75%, 2013                                             625,000       618,750
                                                                     -----------
                                                                         824,250
                                                                     -----------
ENVIRONMENTAL - 0.2%
Casella Waste Systems, Inc.
   9.75%, 2013                                             100,000       105,000
                                                                     -----------
FINANCIAL - OTHER - 0.4%
Ford Motor Credit Company
   9.957%, 2012 (5)                                        200,000       209,280
                                                                     -----------
FOOD & BEVERAGE - 2.5%
Dean Foods Company
   8.15%, 2007                                             350,000       354,812
Dole Food Company, Inc.
   7.25%, 2010                                             350,000       324,625
   8.875%, 2011                                             50,000        47,875
Harry & David Holdings, Inc.
   9.00%, 2013                                             250,000       233,125
Land O' Lakes, Inc.
   8.75%, 2011                                              43,000        44,774
Pilgrim's Pride Corporation
   9.625%, 2011                                            300,000       315,000
                                                                     -----------
                                                                       1,320,211
                                                                     -----------
GAMING - 4.0%
American Casino & Entertainment Properties LLC
   7.85%, 2012                                             200,000       203,000
Galaxy Entertainment Finance Company, Ltd.
   9.875%, 2012 (1)(2)                                     525,000       549,281

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Mandalay Resort Group
   6.50%, 2009                                          $  200,000   $   200,250
MGM Mirage
   6.75%, 2012                                             375,000       369,844
Mohegan Tribal Gaming Authority
   6.375%, 2009                                            250,000       248,125
Station Casinos, Inc.
   6.00%, 2012                                             575,000       554,875
                                                                     -----------
                                                                       2,125,375
                                                                     -----------
HEALTH CARE - 3.5%
Coventry Health Care, Inc.
   6.125%, 2015                                            425,000       421,746
HCA, Inc.
   6.50%, 2016                                             750,000       600,000
US Oncology Holdings, Inc.
   10.675%, 2015 (5)                                       850,000       867,000
                                                                     -----------
                                                                       1,888,746
                                                                     -----------
INDEPENDENT ENERGY - 2.1%
El Paso Production Holding Company
   7.75%, 2013                                             250,000       255,625
Magnum Hunter Resources, Inc.
   9.60%, 2012                                             657,000       694,777
Range Resources Corporation
   7.375%, 2013                                            175,000       175,875
                                                                     -----------
                                                                       1,126,277
                                                                     -----------
INDUSTRIAL - OTHER - 3.8%
Anixter International, Inc.
   5.95%, 2015                                             250,000       231,875
Briggs & Stratton Corporation
   8.875%, 2011                                            375,000       412,517
Corrections Corporation of America
   7.50%, 2011                                              50,000        51,125
Iron Mountain, Inc.
   8.25%, 2011                                             250,000       250,625
USEC, Inc.
   6.75%, 2009                                           1,125,000     1,082,812
                                                                     -----------
                                                                       2,028,954
                                                                     -----------
INSURANCE - LIFE - 0.1%
Genamerica Capital I
   8.525%, 2027 (1)(2)                                      75,000        79,396
                                                                     -----------
INSURANCE - PROPERTY & CASUALTY - 2.8%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                           1,605,000     1,492,650
                                                                     -----------
INTEGRATED ENERGY - 0.7%
Reliant Energy, Inc.
   9.25%, 2010                                             350,000       363,125
                                                                     -----------
LODGING - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 2007 (4)                                        150,000       150,938

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2006 (Unaudited) - continued

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
LODGING (CONTINUED)
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (1)(2)                                   $  100,000   $   101,000
                                                                     -----------
                                                                         251,938
                                                                     -----------
MEDIA - CABLE - 2.3%
Block Communications, Inc.
   8.25%, 2015 (1)(2)                                      525,000       511,875
Cablevision Systems Corporation
   9.62%, 2009 (5)                                         250,000       265,937
CSC Holdings, Inc.
   7.25%, 2008                                             125,000       126,250
   7.25%, 2012 (1)(2)(4)                                   175,000       174,344
Shaw Communications, Inc.
   7.25%, 2011                                             125,000       127,813
                                                                     -----------
                                                                       1,206,219
                                                                     -----------
MEDIA - NON CABLE - 0.7%
Intelsat, Ltd.
   7.625%, 2012                                            275,000       240,625
RH Donnelley, Inc.
   10.88%, 2012                                            125,000       137,500
                                                                     -----------
                                                                         378,125
                                                                     -----------
METALS & MINING - 3.6%
AK Steel Corporation
   7.875%, 2009                                            775,000       772,094
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (1)(2)                                      600,000       573,000
Bulong Operations Pty, Ltd.
   12.50%, 2008 (3)(6)                                      75,000            --
Noble Group, Ltd.
   6.625%, 2015 (1)(2)                                     450,000       398,263
PNA Group, Inc.
   10.75%, 2016 (1)(2)                                     175,000       179,812
                                                                     -----------
                                                                       1,923,169
                                                                     -----------
NATURAL GAS PIPELINES - 1.4%
Copano Energy LLC
   8.125%, 2016                                            100,000       101,250
MarkWest Energy Partners, LP
   8.50%, 2016 (1)(2)                                      100,000       100,750
Northwest Pipeline Corporation
   8.125%, 2010                                            100,000       104,000
Sonat, Inc.
   7.625%, 2011                                            450,000       461,250
                                                                     -----------
                                                                         767,250
                                                                     -----------
OIL FIELD SERVICES - 2.1%
Hanover Compressor Company
   9.00%, 2014                                             100,000       106,000
Hilcorp Energy I, LP
   10.50%, 2010 (1)(2)                                     746,000       802,883
Parker Drilling Company
   10.15%, 2010 (5)                                        217,000       221,611
                                                                     -----------
                                                                       1,130,494
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
PACKAGING - 4.9%
Ball Corporation
   6.875%, 2012                                         $  500,000   $   503,750
Graham Packaging Company, Inc.
   9.88%, 2014                                             700,000       687,750
Owens Brockway Glass Container, Inc.
   7.75%, 2011                                              50,000        51,375
Owens-Illinois, Inc.
   8.10%, 2007                                             675,000       681,750
Solo Cup Company
   8.50%, 2014                                             825,000       712,594
                                                                     -----------
                                                                       2,637,219
                                                                     -----------
PAPER - 3.2%
Sino-Forest Corporation
   9.125%, 2011 (1)(2)                                     625,000       648,438
Smurfit-Stone Container Enterprises, Inc.
   9.75%, 2011                                           1,019,000     1,049,570
                                                                     -----------
                                                                       1,698,008
                                                                     -----------
REFINING - 0.4%
Frontier Oil Corporation
   6.625%, 2011                                            200,000       200,000
                                                                     -----------
REIT's - 1.0%
American Real Estate Partners, LP
   8.125%, 2012                                            200,000       205,000
   7.125%, 2013                                            350,000       348,250
                                                                     -----------
                                                                         553,250
                                                                     -----------
RETAILERS - 0.7%
GSC Holdings Corporation
   8.00%, 2012                                             375,000       386,250
                                                                     -----------
SERVICES - 1.3%
American ECO Corporation
   9.63%, 2008 (1)(3)(6)                                   125,000            --
Travelport, Inc.
   9.88%, 2014 (1)(2)                                      700,000       675,500
                                                                     -----------
                                                                         675,000
                                                                     -----------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.875%, 2012 (3)(6)                                     100,000            --
                                                                     -----------
TECHNOLOGY - 4.4%
Seagate Technology HDD Holdings
   6.80%, 2016                                             350,000       348,250
Telcordia Technologies, Inc.
   10.00%, 2013 (1)(2)                                     500,000       332,500
Worldspan, LP
   11.655%, 2011 (5)                                     1,700,000     1,672,375
                                                                     -----------
                                                                       2,353,125
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 5.6%
American Cellular Corporation
   10.00%, 2011                                            525,000       549,937

    The accompanying notes are an integral part of the financial statements.

\
SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2006 (Unaudited) - continued

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELESS (CONTINUED)
Dobson Communications Corporation
   9.757%, 2012 (5)                                     $  150,000   $   153,000
iPCS, Inc.
   11.50%, 2012                                            500,000       560,000
Rural Cellular Corporation
   9.75%, 2010                                             825,000       830,156
   11.239%, 2012 (5)                                       350,000       360,938
UbiquiTel Operating Company
   9.88%, 2011                                             500,000       542,500
                                                                     -----------
                                                                       2,996,531
                                                                     -----------
TELECOMMUNICATIONS - WIRELINES - 3.1%
EXDS, Inc.
   11.625%, 2010 (3)(6)                                    146,025            --
LCI International, Inc.
   7.25%, 2007                                           1,575,000     1,578,938
Qwest Corporation
   7.875%, 2011                                            100,000       105,000
                                                                     -----------
                                                                       1,683,938
                                                                     -----------
TEXTILE - 0.5%
Invista
   9.25%, 2012 (1)(2)                                      250,000       264,375
                                                                     -----------
TRANSPORTATION SERVICES - 2.3%
Overseas Shipholding Group
   8.25%, 2013                                             500,000       517,500
Stena AB
   9.63%, 2012                                              75,000        80,625
   7.50%, 2013                                             250,000       245,625
US Shipping Partners, LP Shipping Finance
   Corporation
   13.00%, 2014 (1)(2)                                     375,000       375,000
                                                                     -----------
                                                                       1,218,750
                                                                     -----------
TOTAL CORPORATE BOND
   (Amortized Cost $46,466,839)                                      $46,539,412
                                                                     -----------
SENIOR FLOATING RATE INTERESTS - 4.8%
BUSINESS EQUIPMENT & SERVICES - 1.4%
VNU, Inc. Term Loan Dollar
   8.19%, 2013 (7)                                         750,000       747,292
                                                                     -----------
HEALTH CARE - 1.6%
DaVita, Inc. Term Loan B
   7.501%, 2012 (5)(7)                                     862,948       865,260
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
UTILITIES - 1.8%
NRG Energy, Inc. Term Loan B
   7.367%, 2013 (5)(7)                                  $  945,250   $   948,893
                                                                     -----------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Amortized Cost $2,581,160)                                       $ 2,561,445
                                                                     -----------
ASSET BACKED SECURITIES - 0.0%
OTHER - 0.0%
Pegasus Aviation Lease Securitization
   2000-1, 8.42%, 2030 (1)(3)(6)                           244,615            --
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (Amortized Cost $186,124)                                         $        --
                                                                     -----------
REPURCHASE AGREEMENT - 4.4%
United Missouri Bank, 4.88%, 09-29-06, matures
   10-02-06; repurchase amount $2,366,962
   (Collateralized by FHLMC #M90747 & #M90755,
   GNMA 2004 39-KU, U.S. Treasury Notes & FHLMC,
   2.70% - 5.50%, 08-01-07 thru 01-20-27 with a
   combined value of $2,413,837)                        $2,366,000   $ 2,366,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $2,366,000)                                       $ 2,366,000
                                                                     -----------
TOTAL INVESTMENTS (SECURITY INCOME FUND - HIGH
   YIELD SERIES)
   (AMORTIZED COST $53,207,252) - 98.9%                              $52,933,307
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                             613,862
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $53,547,169
                                                                     ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $52,837,161.

1    - Private Placement

2    - Security is a 144A security. See Notes to Financials.

3    - In Default

4    - Step Up

5    - Variable rate security. Rate indicated is rate effective at September 30,
       2006.

6    - Security is fair valued by the Board of Directors. See Notes to
       Financials.

7    - Security is a Senior Loan. See Notes to Financials.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2006 (Unaudited) - continued

Glossary:

FHLMC - Federal Home Loan Mortgage Association

GNMA  - Government National Mortgage Association

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS - 94.4%(3)
AEROSPACE & DEFENSE - 8.2%
Alion Science and Technology:
   Term Loan, 8.117% - 2009                           $  947,902   $    947,902
BE Aerospace, Inc.:
   Term Loan B, 7.11% - 2012                             250,000        250,313
   Term Loan B, 7.14% - 2012                             250,000        250,313
   Term Loan B, 7.15% - 2012                             250,000        250,313
   Term Loan B, 7.22% - 2012                             250,000        250,313
DynCorp International:
   Term Loan (New), 7.688% - 2012                        493,750        495,190
   Term Loan (New), 7.813% - 2012                        493,750        495,190
GenCorp, Inc.:
   Term Loan, 8.58% - 2010                               446,969        448,924
   Term Loan, 8.65% - 2010                               545,139        547,524
IAP Worldwide Services, Inc.:
   Term Loan - 2nd Lien, 13.438% - 2013                1,000,000      1,015,000
K & F Industries, Inc.:
   Term Loan, 7.33% - 2012                               297,917        298,196
   Term Loan, 7.33% - 2012                               581,250        581,795
Mid-Western Aircraft:
   Term Loan B, 7.748% - 2011                            987,500        992,438
Robertson Aviation, LLC:
   Term Loan, 8.83% - 2013                                49,450         49,697
   Term Loan, 8.83% - 2013                                30,536         30,689
   Term Loan, 9.04% - 2013                               192,308        193,270
   Term Loan, 9.12% - 2013                               697,802        701,291
Standard Aero Holdings, Inc.:
   Term Loan B, 7.58% - 2012                             346,154        345,938
   Term Loan B, 7.58% - 2012                              69,231         69,188
   Term Loan B, 7.61% - 2012                             692,307        691,874
Wesco Aircraft Hardware Corporation:
   Term Loan - 1st Lien - 2013(4)                      1,000,000      1,005,000
                                                                   ------------
                                                                      9,910,358
                                                                   ------------
AUTOMOTIVE - 1.6%
AxleTech International Holdings, Inc.:
   Term Loan C - 2nd Lien, 12.01% - 2013               1,000,000      1,005,000
Hertz Corporation:
   Pre Syn LC, 7.64% - 2012                              111,111        111,717
   Term Loan, 7.58% - 2012                               215,705        216,882
   Term Loan, 7.61% - 2012                                32,197         32,373
   Term Loan, 7.70% - 2012                               210,506        211,655
   Term Loan, 7.70% - 2012                                78,878         79,309
   Term Loan, 7.70% - 2012                                 1,887          1,897
   Term Loan, 7.73% - 2012                               215,705        216,882
                                                                   ------------
                                                                      1,875,715
                                                                   ------------
BEVERAGE & TOBACCO - 0.5%
Constellation Brands, Inc.:
   Term Loan B (Jun 06), 7.00% - 2013                     65,231         65,467
   Term Loan B (Jun 06), 6.938% - 2013                   108,719        109,112
   Term Loan B (Jun 06), 6.938% - 2013                   478,364        480,091
                                                                   ------------
                                                                        654,670
                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
BROADCAST RADIO & TELEVISION - 4.6%
Deluxe Entertainment Services:
   Term Loan B (US), 9.117% - 2011                    $  461,036   $    463,917
   Term Loan C (CDN), 9.117% - 2011                      483,333        485,750
DirecTV Holdings, LLC:
   Term Loan B (Mar 05), 6.826% - 2013                   663,308        663,685
NextMedia Operating:
   Term Loan - 2nd Lien, 9.83% - 2013                  1,000,000      1,002,083
PanAmSat Corporation:
   Term Loan B, 8.008% - 2013                          1,000,000      1,006,111
Raycom Media, Inc.:
   Term Loan B (Feb 06), 6.875% - 2013                   992,212        984,770
Young Broadcasting, Inc.:
   Term Loan, 7.875% - 2012                                7,500          7,458
   Term Loan, 8.00% - 2012                               743,333        739,152
   Term Loan, 8.00% - 2012                               236,667        235,336
                                                                   ------------
                                                                   $  5,588,262
                                                                   ------------
BUILDING & DEVELOPMENT - 8.8%
Adams Outdoor Advertising, LP:
   Term Loan (Apr 05), 7.15% - 2012                        7,797          7,802
   Term Loan (Apr 05), 7.27% - 2012                      932,488        933,071
Builders First Source:
   Term Loan, 8.008% - 2011                              177,778        177,778
Capital Automotive REIT:
   Term Loan, 7.08% - 2010                               976,786        978,143
Custom Building Products:
   Term Loan - 1st Lien, 7.617% - 2011                   942,805        944,377
General Growth Properties:
   Term Loan A-1 (Feb 06), 6.58% - 2010                  650,000        641,875
   Term Loan A-1 (Feb 06), 6.58% - 2010                  350,000        345,625
Headwaters, Inc.:
   Term Loan B - 1st Lien, 7.33% - 2011                   78,125         77,881
   Term Loan B - 1st Lien, 7.50% - 2011                  570,811        569,027
Lion Gables Realty:
   Term Loan, 7.08% - 2007                                77,895         77,895
Macerich Partnership:
   Term Loan, 6.875% - 2010                            1,000,000        994,167
Maguire Properties, Inc.:
   Term Loan B, 7.08% - 2010                             371,111        371,111
NCI Building Systems, Inc.:
   Term Loan B (Jun 04), 6.71% - 2010                    867,254        865,628
North Las Vegas:
   Term Loan - 1st Lien, 8.117% - 2011                   995,000        990,025
South Edge, LLC:
   Term Loan C, 7.375% - 2009                          1,000,000        988,125
Technical Olympic USA:
   Term Loan, 8.25% - 2008                             1,000,000        700,000
Trizec:
   Bridge, 6.775% - 2007                               1,000,000        997,813
                                                                   ------------
                                                                     10,660,343
                                                                   ------------
BUSINESS EQUIPMENT & SERVICES - 6.1%
Acosta Sales Company:
   Term Loan, 8.08% - 2013                             1,000,000      1,009,167

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
BUSINESS EQUIPMENT & SERVICES (CONTINUED)
Advantage Sales & Marketing:
   Term Loan, 7.37% - 2013                            $  278,750   $    277,240
   Term Loan, 7.46% - 2013                               716,250        712,370
Affiliated Computer Services, Inc.:
   Term Loan B2 - Add-On (Mar 06), 7.39% - 2013          249,375        249,749
   Term Loan B2 - Add-On (Mar 06), 7.40% - 2013          249,375        249,749
Affinion Group:
   Term Loan B (Sep 05), 8.08% - 2012                     23,256         23,372
   Term Loan B (Sep 05), 8.176% - 2012                   883,721        888,140
Clarke American:
   Term Loan (Dec 05), 8.63% - 2011                      340,909        345,170
   Term Loan (Dec 05), 8.87% - 2011                      633,523        641,442
Fidelity National Information Services:
   Term Loan A, 6.58% - 2011                             837,250        833,880
   Term Loan A, 6.58% - 2011                             147,750        147,155
N.E.W. Holdings I, LLC:
   Term Loan - 1st Lien (Aug 06), 8.08% - 2013            23,140         23,227
   Term Loan - 1st Lien (Aug 06), 8.21% - 2013           475,610        477,393
   Term Loan - 2nd Lien (Aug 06), 12.46% - 2014          500,000        507,500
TransFirst Holdings, Inc.:
   Term Loan - 2nd Lien, 11.62% - 2013                   500,000        503,750
VNU, Inc.:
   Term Loan - Dollar, 8.19% - 2013                      500,000        498,195
                                                                   ------------
                                                                      7,387,499
                                                                   ------------
CABLE TELEVISION - 4.1%
Cablevision:
   Term Loan Incremental, 7.08% - 2013                     2,500          2,489
   Term Loan Incremental, 7.11% - 2013                   423,571        421,718
   Term Loan Incremental, 7.218% - 2013                  285,714        284,464
   Term Loan Incremental, 7.258% - 2013                  285,714        284,464
Cebridge:
   Term Loan (NC NewCo), 10.489% - 2014                1,000,000        990,000
Century Cable:
   Term Loan, 10.25% - 2009                            1,000,000        971,429
Charter Operating:
   Term Loan (Apr 06), 8.125% - 2013                     998,758      1,002,703
UPC Financing Partnership/Distribution:
   Term Loan J2, 7.64% - 2013                            500,000        498,795
   Term Loan K2, 7.64% - 2013                            500,000        498,795
                                                                   ------------
                                                                      4,954,857
                                                                   ------------
CHEMICALS & PLASTICS - 2.3%
Brenntag:
   Term Loan - Acq, 8.08% - 2014                         196,364        197,837
   Term Loan B2 (Dec 05), 8.08% - 2013                   154,296        155,453
   Term Loan B2 (Dec 05), 8.08% - 2013                    70,103         70,629
   Term Loan B2 (Dec 05), 8.08% - 2013                   555,153        559,316
   Term Loan B2 (Dec 05), 8.08% - 2013                    24,083         24,264
Celanese:
   Term Loan B (Dollar), 7.367% - 2011                   748,255        750,126
Lyondell:
   Term Loan - 2013(4)                                 1,000,000      1,002,500
                                                                   ------------
                                                                      2,760,125
                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
CLOTHING & TEXTILES - 0.8%
Hanesbrands, Inc.:
   Term Loan B - 1st Lien, 7.625% - 2013              $1,000,000   $  1,006,111
                                                                   ------------
CONTAINERS & GLASS PRODUCTS - 2.0%
Graham Packaging Company:
   Term Loan B - 1st Lien, 7.625% - 2011                 275,862        276,379
   Term Loan B - 1st Lien, 7.625% - 2011                   2,500          2,505
   Term Loan B - 1st Lien, 7.75% - 2011                  310,345        310,927
   Term Loan B - 1st Lien, 7.875% - 2011                 393,793        394,531
Owens-Illinois, Inc.:
   Term Loan B (USD) (Jun 06), 7.08% - 2013            1,500,000      1,497,750
                                                                   ------------
                                                                      2,482,092
                                                                   ------------
COSMETICS & TOILETRIES - 0.4%
American Safety Razor:
   Term Loan - 2nd Lien, 11.72% - 2014                   500,000        507,500
                                                                   ------------
ECOLOGICAL SERVICES & EQUIPMENT - 0.8%
EnergySolutions:
   Syn LC, 7.58% - 2013                                   31,447         31,644
   Term Loan (Duratek), 7.64% - 2013                      22,601         22,742
   Term Loan (Duratek), 7.77% - 2013                     276,729        278,459
   Term Loan (ES), 7.64% - 2013                           56,897         57,253
   Term Loan (ES), 7.77% - 2013                          603,774        607,547
                                                                   ------------
                                                                        997,645
                                                                   ------------
EQUIPMENT LEASING - 0.6%
United Rentals:
   Term Loan, 7.32% - 2011                               220,833        221,149
   Term Loan B - Syn LC, 7.334% - 2011                   500,000        500,714
                                                                   ------------
                                                                        721,863
                                                                   ------------
FARMING & AGRICULTURE - 0.8%
Bolthouse Farms:
   Term Loan - 1st Lien, 7.625% - 2012                   995,000        999,975
                                                                   ------------
FINANCIAL INTERMEDIARIES - 3.2%
Ameritrade Holding Corporation:
   Term Loan B (Jan 06), 6.82% - 2012                    888,409        887,206
J.G. Wentworth:
   Term Loan (Apr 06), 8.867% - 2011                   1,000,000      1,010,000
LNR Property Corporation:
   Term Loan A-1, 8.22% - 2009                           500,000        500,313
   Term Loan B, 8.22% - 2011                             500,000        502,750
NASDAQ:
   Term Loan B (May 06), 6.971% - 2012                   616,360        615,590
   Term Loan B (May 06), 7.117% - 2012                     5,296          5,289
   Term Loan C (May 06), 7.03% - 2012                    261,781        261,454
   Term Loan C (May 06), 7.117% - 2012                     8,453          8,442
   Term Loan C (May 06), 7.16% - 2012                     90,161         90,048
                                                                   ------------
                                                                      3,881,092
                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
FOOD PRODUCTS - 2.3%
Culligan Corporation:
   Term Loan, 7.08% - 2011                            $  795,833   $    795,584
Dole Food Company, Inc.:
   Pre LC - 2013(4)                                       93,235         91,539
   Term Loan B (Mar 06) - 2013(4)                        209,253        205,446
   Term Loan C (Solvest) - 2013(4)                       697,512        684,821
Golden State Foods Corporation:
   Term Loan B, 7.25% - 2011                             977,500        975,692
                                                                   ------------
                                                                      2,753,082
                                                                   ------------
FOREST PRODUCTS - 0.2%
Boise Cascade:
   Term Loan D, 7.094% - 2011                            113,072        113,355
   Term Loan D, 7.125% - 2011                             97,847         98,092
                                                                   ------------
                                                                        211,447
                                                                   ------------
HEALTH CARE - 4.6%
DJ Orthopedics, LLC:
   Term Loan B (Apr 06), 6.875% - 2013                   240,714        239,661
   Term Loan B (Apr 06), 7.063% - 2013                   714,286        711,161
Fresenius Medical Care:
   Term Loan B (Mar 06), 6.742% - 2013                   140,000        138,872
   Term Loan B (Mar 06), 6.742% - 2013                   455,000        451,335
   Term Loan B (Mar 06), 6.765% - 2013                   285,714        283,412
   Term Loan B (Mar 06), 6.775% - 2013                   114,286        113,365
Quintiles Transnational:
   Term Loan B - 1st Lien (Mar 06), 7.37% - 2013         497,500        496,567
Select Medical:
   Term Loan B, 7.15% - 2012                             996,945        977,255
   Term Loan B, 9.00% - 2012                                 524            514
U.S. Oncology Holdings, Inc.:
   Term Loan B, 7.625% - 2011                            111,992        112,202
   Term Loan B, 7.65% - 2011                             102,565        102,757
   Term Loan B, 7.875% - 2011                            117,949        118,170
   Term Loan B, 7.875% - 2011                            119,140        119,363
USP Domestic Holdings, Inc.:
   Term Loan B, 7.08% - 2013                             247,500        247,500
   Term Loan B, 7.14% - 2013                             250,000        250,000
   Term Loan B, 7.18% - 2013                             500,000        500,000
VWR International:
   Term Loan B, 7.77% - 2011                             739,866        740,791
                                                                   ------------
                                                                      5,602,925
                                                                   ------------
HOTELS, MOTELS, INNS & CASINOS - 6.3%
Boyd Gaming Corporation:
   Term Loan B (May 04), 6.867% - 2011                   977,500        976,686
CCM Merger, Inc.:
   Term Loan B, 7.367% - 2012                            720,177        716,936
   Term Loan B, 7.39% - 2012                              77,086         76,739
   Term Loan B, 7.40% - 2012                             192,715        191,848

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
HOTELS, MOTELS, INNS & CASINOS (CONTINUED)
Kerzner International:
   DD Term Loan, 8.39% - 2013                         $  125,000   $    124,453
   Unfunded DD Term Loan, 0.50% - 2013                   250,000        248,906
   Term Loan, 8.39% - 2013                               571,429        568,928
   Term Loan, 8.39% - 2013                                53,571         53,337
MGM Mirage:
   Term Loan, 6.284% - 2009                            1,000,000        996,625
Penn National Gaming:
   Term Loan B, 7.02% - 2012                             206,364        206,983
   Term Loan B, 7.12% - 2012                              20,000         20,060
   Term Loan B, 7.24% - 2012                             166,061        166,559
   Term Loan B, 7.24% - 2012                             143,636        144,067
   Term Loan B, 7.24% - 2012                             136,364        136,773
   Term Loan B, 7.24% - 2012                             135,758        136,165
   Term Loan B, 7.25% - 2012                             181,818        182,363
Pinnacle Entertainment:
   Term Loan (Dec 05), 7.33% - 2011                    1,000,000      1,000,000
Venetian Casino Resort:
   Term Loan B (Feb 05), 7.12% - 2011                    829,060        828,671
   Term Loan DD (Feb 05), 7.12% - 2011                   170,940        170,860
Venetian Macau:
   Term Loan, 8.12% - 2013                               666,667        669,167
                                                                   ------------
                                                                      7,616,126
                                                                   ------------
INDUSTRIAL EQUIPMENT - 0.6%
Mueller Group, Inc.:
   Term Loan, 7.324% - 2012                              249,524        250,571
   Term Loan, 7.367% - 2012                               11,182         11,229
   Term Loan, 7.40% - 2012                                47,619         47,819
   Term Loan, 7.485% - 2012                              380,952        382,550
   Term Loan, 7.618% - 2012                               66,667         66,947
                                                                   ------------
                                                                        759,116
                                                                   ------------
INSURANCE - 0.4%
Conseco, Inc.:
   Term Loan B - Refi (Jul 05), 7.08% - 2010             495,065        494,652
                                                                   ------------
LEISURE - 3.2%
Cedar Fair:
   Term Loan (US), 7.867% - 2012                         997,500      1,002,488
Metro-Goldwyn-Mayer Studios, Inc.:
   Term Loan B (Apr 05), 8.617% - 2012                   995,000        984,161
Regal Cinemas Corporation:
   Term Loan B (New), 7.117% - 2010                      945,529        941,347
WMG Acquisition Corporation:
   Term Loan, 7.205% - 2011                               43,029         43,142
   Term Loan, 7.309% - 2011                               43,463         43,577
   Term Loan, 7.32% - 2011                               268,531        269,237
   Term Loan, 7.40% - 2011                               206,537        207,080
   Term Loan, 7.40% - 2011                               206,537        207,080
   Term Loan, 7.511% - 2011                              135,626        135,983
   Term Loan, 7.511% - 2011                               68,846         69,027
                                                                   ------------
                                                                      3,903,122
                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
NONFERROUS METALS & MINERALS - 2.5%
Aleris International, Inc.:
   Term Loan B (US), 7.875% - 2011                    $  498,750   $    499,062
Alpha Natural Resources:
   Term Loan B (Oct 05), 7.117% - 2012                 1,985,000      1,980,037
Walter Industries, Inc.:
   Term Loan (Sep 05), 6.88% - 2012                      111,111        111,194
   Term Loan (Sep 05), 7.117% - 2012                      63,518         63,566
   Term Loan (Sep 05), 7.196% - 2012                     212,784        212,944
   Term Loan (Sep 05), 7.218% - 2012                     222,222        222,389
                                                                   ------------
                                                                      3,089,192
                                                                   ------------
OIL & GAS - 7.2%
ATP Oil & Gas:
   Term Loan, 8.319% - 2010                               94,286         95,229
   Term Loan, 8.319% - 2010                               94,286         95,229
   Term Loan, 8.319% - 2010                               37,714         38,091
   Term Loan, 8.574% - 2010                               47,496         47,971
   Term Loan, 8.65% - 2010                               336,600        339,966
   Term Loan, 8.793% - 2010                              188,571        190,457
   Term Loan, 8.859% - 2010                               94,286         95,229
   Term Loan, 8.859% - 2010                               94,286         95,229
Cheniere LNG:
   Term Loan, 8.117% - 2012                              990,000        996,930
Coffeyville Resources:
   Term Loan - 2nd Lien (Jul 05), 12.125% - 2013       1,000,000      1,028,750
Eagle Rock Gas Gathering & Processing:
   Term Loan (Series B), 7.65% - 2012                    986,838        986,837
El Paso:
   Deposit Loan Facility, 7.22% - 2011                 1,000,000      1,004,107
Regency Gas Service:
   Term Loan B-1 (Aug 06), 7.87% - 2013                1,000,000      1,008,438
Resolute Aneth, LLC:
   Term Loan - 2nd Lien (Apr 06), 10.472% - 2012       1,000,000      1,000,000
SemCrude LP:
   Term Loan (CDN) (Jan 05), 7.576% - 2011               530,385        532,374
   Term Loan (US) (Jan 05), 7.64% - 2011                 150,628        151,382
   Term Loan (US) (Jan 05), 7.64% - 2011                  71,663         72,021
Targa Resources, Inc.:
   Syn LC (Oct 05), 7.617% - 2012                        193,548        194,239
   Term Loan (Oct 05), 7.61% - 2012                      419,355        420,853
   Term Loan (Oct 05), 7.617% - 2012                      24,194         24,280
   Term Loan (Oct 05), 7.65% - 2012                      225,806        226,612
   Term Loan (Oct 05), 7.75% - 2012                      129,032        129,493
                                                                   ------------
                                                                      8,773,717
                                                                   ------------
PUBLISHING - 5.6%
Georgia Pacific Corporation:
   Term Loan - 2nd Lien, 8.39% - 2013                    222,222        224,157
   Term Loan - 2nd Lien, 8.39% - 2013                    222,222        224,157
   Term Loan - 2nd Lien, 8.39% - 2013                    222,222        224,157
   Term Loan - 2nd Lien, 8.39% - 2013                    222,222        224,157
   Term Loan - 2nd Lien, 8.39% - 2013                    111,111        112,079
   Term Loan B, 7.367% - 2012                             95,238         95,413
   Term Loan B, 7.367% - 2012                             87,738         87,899

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
PUBLISHING (CONTINUED)
Georgia Pacific Corporation (continued):
   Term Loan B, 7.39% - 2012                          $  761,905   $    763,307
   Term Loan B, 7.485% - 2012                             47,619         47,707
Newspaper Holdings, Inc.:
   Term Loan B (Oct 05), 6.938% - 2012                 1,000,000        992,500
Philadelphia Newspapers:
   Term Loan, 8.12% - 2013                               498,750        500,620
Quebecor Media:
   Term Loan B, 7.507% - 2013                            995,000        999,975
RH Donnelley, Inc.:
   Term Loan D-2, 6.83% - 2011                            28,813         28,574
   Term Loan D-2, 6.87% - 2011                           185,637        184,101
   Term Loan D-2, 6.89% - 2011                            91,297         90,541
   Term Loan D-2, 6.89% - 2011                           152,162        150,903
   Term Loan D-2, 6.89% - 2011                            91,297         90,541
   Term Loan D-2, 6.89% - 2011                           121,730        120,722
   Term Loan D-2, 6.90% - 2011                            60,865         60,361
   Term Loan D-2, 6.90% - 2011                           121,730        120,722
Wenner Media:
   Term Loan - 2013(4)                                 1,000,000      1,002,500
Yell Group, plc:
   Term Loan B1, 7.324% - 2013                           500,000        501,542
                                                                   ------------
                                                                      6,846,635
                                                                   ------------
RETAILERS - 2.2%
Jean Coutu Group, Inc.:
   Term Loan B, 8.00% - 2011                             899,393        900,518
Jostens, Inc.:
   Term Loan C, 7.372% - 2011                            823,563        826,445
Neiman Marcus:
   Term Loan, 7.891% - 2013                              949,367        955,303
                                                                   ------------
                                                                      2,682,266
                                                                   ------------
SURFACE TRANSPORTATION - 0.8%
Horizon Lines Holding LLC:
   Term Loan C - Refi, 7.62% - 2011                      977,500        980,555
                                                                   ------------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 4.1%
Clearwire Corporation:
   Term Loan B, 12.074% - 2009                         1,000,000      1,007,500
Crown Castle Operating Company:
   Term Loan - 1st Lien (Jun 06), 7.65% - 2014         1,000,000      1,003,214
MetroPCS Wireless, Inc.:
   Term Loan B - 1st Lien, 10.188% - 2011              1,000,000      1,021,667
Telcordia Technologies, Inc.:
   Term Loan, 8.11% - 2012                                 2,500          2,313
   Term Loan, 8.15% - 2012                               985,000        911,125
Windstream:
   Term Loan B, 7.26% - 2013                           1,000,000      1,002,857
                                                                   ------------
                                                                      4,948,676
                                                                   ------------
UTILITIES - 9.6%
Astoria Generating Company Acquisitions:
   Term Loan C - 2nd Lien (Feb 06), 9.14% - 2013         500,000        506,000

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
UTILITIES (CONTINUED)
Babcock & Wilcox:
   Syn LC, 8.117% - 2012                              $1,000,000   $  1,000,000
Calpine Corporation:
   DIP R/C, 2.25% - 2007                                   4,915          4,872
   DIP Term Loan - 1st Priority, 7.62% - 2007            163,812        164,508
   DIP Term Loan - 2nd Priority, 9.367% - 2007           414,894        421,117
   Unfunded DIP R/C, 0.75% - 2007                        415,298        411,664
Coleto Creek Power, LP:
   Syn LC, 8.26% - 2013                                   31,847         31,648
   Term Loan - 1st Lien, 8.017% - 2013                   466,982        464,063
Covanta Energy:
   Pre LC, 7.621% - 2012                                 146,040        146,831
   Pre LC, 7.621% - 2012                                 374,285        376,313
   Term Loan, 7.576% - 2012                               40,650         40,870
   Term Loan, 7.621% - 2012                              331,283        333,078
   Term Loan, 9.50% - 2012                                   932            937
KGEN, LLC:
   Term Loan B - 2nd Lien, 14.367% - 2011              1,093,358      1,123,425
LSP General Finance Company, LLC:
   DD Term Loan (May 06), 7.117% - 2013                   39,749         39,625
   Term Loan B (May 06), 7.117% - 2013                   934,596        931,674
NRG Energy, Inc.:
   Syn LC (Feb 06), 7.367% - 2013                      2,000,000      2,005,750
Plum Point Energy Associates, LLC:
   Funded LC (Mar 06), 8.742% - 2014                     194,286        196,229
   Term Loan (Mar 06), 8.617% - 2014                     715,677        722,833
Riverside Rocky Mountain Project:
   LC (Rocky), 9.835% - 2011                              42,479         43,329
   Term Loan (Riverside), 9.735% - 2011                  531,531        542,162
   Term Loan (Rocky), 9.735% - 2011                      367,227        374,572
Vulcan Energy Corporation:
   Term Loan, 6.899% - 2011                              853,738        852,670
Wolf Hollow I, LP:
   Syn LC (Dec 05), 7.58% - 2012                         400,000        396,000
   Syn RC (Dec 05), 7.58% - 2012                           1,923          1,904
   Syn RC (Dec 05), 7.58% - 2012                          98,077         97,096
   Term Loan - 1st Lien (Dec 05), 7.617% - 2012          477,227        472,455
                                                                   ------------
                                                                     11,701,625
                                                                   ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (cost $115,016,037)                                              114,751,243
                                                                   ------------
CORPORATE BONDS - 1.2%
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 0.8%
Intelsat Subsidiary Holdings Company,
   10.484% - 2012(1, 2)                                1,000,000      1,013,750
                                                                   ------------
PAPER - 0.4%
Verso Paper Holdings, LLC, 9.235% - 2014(1, 2)           500,000        505,000
                                                                   ------------
TOTAL CORPORATE BONDS
   (cost $1,515,703)                                                  1,518,750
                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
                                                      ----------   ------------
TEMPORARY CASH INVESTMENTS - 5.9%
State Street General Account Money
   Money Market Fund                                   5,900,000   $  5,900,000
State Street General Account Money
   U.S. Government                                     1,300,000      1,300,000
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $7,200,000)                                                  7,200,000
                                                                   ------------
TOTAL INVESTMENTS - 101.5%
   (cost $123,731,740)                                              123,469,993
LIABILITIES, LESS CASH & OTHER ASSETS - (1.5%)                       (1,846,232)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $121,623,761
                                                                   ============

For federal income tax purposes the identified cost of investments owned at September 30, 2006 was $123,827,647.

plc  (public limited company)

LP   (Limited Partnership)

(1)  Security is a 144A security. See Notes to Financials.

(2) Variable rate security. Rate indicated is rate effective at September 30, 2006.

(3)  Security is a Senior Loan. See Notes to Financials.

(4) Senior Loan purchased on a when issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK - 4.0%
--------------------------------------------------------------------------------
INSURANCE BROKERS - 4.0%
Capital Trust Pass-Thru * (1)(2)                         5,000       $ 4,971,615
WoodBourne Pass-Through
  Trust (1)(3)(4)(5)                                        30         3,012,187
                                                                     -----------
                                                                       7,983,802
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK
  (Amortized Cost $7,931,510)                                        $ 7,983,802
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BOND - 47.9%
--------------------------------------------------------------------------------
AUTOMOTIVE - 2.7%
Adesa, Inc.
  7.63%, 2012                                      $    17,000            16,745
Affinia Group, Inc.
  9.00%, 2014                                           30,000            27,975
Cooper-Standard Automotive, Inc.
  8.375%, 2014                                          35,000            25,725
Dana Corporation
  7.00%, 2029 (6)                                       37,000            24,698
Dura Operating Corporation
  8.625%, 2012 (6)                                      21,000             8,321
Ford Motor Company
  7.45%, 2031                                            4,000             3,090
Ford Motor Credit Company
  7.25%, 2011                                           41,000            38,666
General Motors Acceptance Corporation
  6.125%, 2007                                           9,000             8,987
  6.243%, 2007 (3)                                      36,000            35,878
  6.875%, 2011                                          12,000            11,936
  6.75%, 2014                                           26,000            25,383
  8.00%, 2031                                          124,000           129,652
GMAC LLC
  6.407%, 2007 (1)(3)                                5,000,000         4,995,990
Sonic Automotive, Inc.
  8.63%, 2013                                           23,000            23,173
TRW Automotive, Inc.
  11.00%, 2013                                          54,000            58,860
United Auto Group, Inc.
  9.625%, 2012                                          39,000            41,340
                                                                     -----------
                                                                       5,476,419
                                                                     -----------
BANKING - 6.1%
E*Trade Financial Corporation
  8.00%, 2011                                           25,000            25,875
Kaupthing Bank Hf
  6.07%, 2010 (1)(2)(3)(4)(5)                        5,000,000         5,002,730
Republic New York Capital I
  7.75%, 2026                                        2,000,000         2,076,648
USB Capital IX
  6.189%, 2042 (1)(3)                                3,000,000         3,034,065
Wachovia Capital Trust III
  5.80%, 2042 (3)                                    2,000,000         2,005,428
                                                                     -----------
                                                                      12,144,746
                                                                     -----------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
BROKERAGE - 1.0%
Janus Capital Group, Inc.
  5.875%, 2011                                     $ 2,000,000       $ 2,012,320
                                                                     -----------
BUILDING MATERIALS - 1.2%
Collins & Aikman Floor Cover
  9.75%, 2010                                          121,000           120,395
Dayton Superior Corporation
  10.75%, 2008                                          28,000            28,840
Legrand France
  8.50%, 2025                                           20,000            22,650
Masco Corporation
  6.13%, 2016                                        2,250,000         2,234,257
                                                                     -----------
                                                                       2,406,142
                                                                     -----------
CHEMICALS - 0.1%
Geo Specialty Chemicals
  13.87%, 2009                                          29,000            23,925
Hercules, Inc.
  6.75%, 2029                                           21,000            19,976
Huntsman LLC
  11.63%, 2010                                          45,000            49,725
Millennium America, Inc.
  9.25%, 2008                                           55,000            56,650
Mosaic Global Holdings, Inc.
  10.88%, 2013                                          30,000            33,450
  7.375%, 2018                                          18,000            16,537
Omnova Solutions, Inc.
  11.25%, 2010                                          50,000            53,688
                                                                     -----------
                                                                         253,951
                                                                     -----------
CONSTRUCTION MACHINERY - 0.0%
Columbus McKinnon Corporation
  10.00%, 2010                                          16,000            17,320
United Rentals North America, Inc.
  7.00%, 2014                                           44,000            41,360
                                                                     -----------
                                                                          58,680
                                                                     -----------
CONSUMER PRODUCTS - 0.0%
Jafra Cosmetics International, Inc.
  10.75%, 2011                                          40,000            42,900
                                                                     -----------
DIVERSIFIED MANUFACTURING - 1.5%
Atlas Copco AB
  6.50%, 2008 (1)(4)(5)                              3,000,000         3,047,142
                                                                     -----------
ELECTRIC - 6.0%
AES Corporation
  8.75%, 2013 (4)(5)                                    50,000            53,625
Allegheny Energy Supply
  8.25%, 2012 (4)(5)(7)                                 65,000            70,850
American Electric Power Company, Inc.
  4.709%, 2007 (1)(7)                                3,000,000         2,979,513
Dominion Resources, Inc.
  4.125%, 2008                                       2,800,000         2,755,343


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited) - continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
ELECTRIC (CONTINUED)
DPL, Inc.
  6.875%, 2011                                       $    25,000     $    26,318
FPL Group Capital, Inc.
  5.551%, 2008 (1)                                     3,000,000       3,004,932
NorthWestern Corporation
  5.875%, 2014                                            14,000          13,772
Powercor Australia LLC
  6.15%, 2008 (1)(4)(5)                                3,000,000       3,028,509
PSEG Energy Holdings LLC
  10.00%, 2009                                            53,000          57,902
  8.50%, 2011                                             34,000          36,210
                                                                     -----------
                                                                      12,026,974
                                                                     -----------
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
  8.00%, 2014                                             46,000          43,240
NCL Corporation
  10.625%, 2014 (7)                                       21,000          20,317
Universal City Development Partners
  11.75%, 2010                                            44,000          47,410
                                                                     -----------
                                                                         110,967
                                                                     -----------
ENVIRONMENTAL - 0.1%
Allied Waste North America, Inc.
  5.75%, 2011                                             50,000          47,938
  9.25%, 2012                                             37,000          39,451
Browning-Ferris Industries, Inc.
  9.25%, 2021                                             20,000          20,750
                                                                     -----------
                                                                         108,139
                                                                     -----------
FINANCIAL - OTHER - 0.0%
AAC Group Holding Corporation
  0.00%, 2012 (7)                                          5,000           4,150
Pxre Capital Trust I
  8.85%, 2027                                             31,000          28,443
Triad Acquisition Corporation
  11.125%, 2013                                           13,000          11,960
                                                                     -----------
                                                                          44,553
                                                                     -----------
FINANCIAL COMPANIES - CAPTIVE - 2.5%
Residential Capital Corporation
  7.337%, 2009 (1)(3)(4)(5)                            5,000,000       5,022,505
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE
  CONSUMER - 3.6%
Nelnet, Inc.
  5.125%, 2010 (1)                                     3,250,000       3,165,500
  7.40%, 2036 (1)(2)(3)                                4,000,000       4,020,240
                                                                     -----------
                                                                       7,185,740
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE
  DIVERSIFIED - 1.9%
Core Investment Grade Bond Trust I
  4.642%, 2007 (1)(7)                                  3,891,304       3,863,987
                                                                     -----------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
FOOD & BEVERAGE - 1.5%
Birds Eye Foods, Inc.
  11.88%, 2008                                       $    24,000     $    24,030
Cadbury Schweppes US Finance LLC
  3.875%, 2008 (4)(5)                                  3,000,000       2,918,025
Pinnacle Foods Group, Inc.
  8.25%, 2013                                             17,000          17,021
Swift & Company
  10.125%, 2009 (7)                                       27,000          27,473
  12.50%, 2010                                            10,000          10,175
Viskase Companies, Inc.
  11.50%, 2011                                            30,000          30,000
                                                                     -----------
                                                                       3,026,724
                                                                     -----------
GAMING - 0.1%
155 East Tropicana LLC
  8.75%, 2012                                             25,000          21,000
Aztar Corporation
  7.875%, 2014                                            41,000          44,177
Caesars Entertainment, Inc.
  9.375%, 2007                                            22,000          22,220
  8.875%, 2008                                            21,000          21,998
MGM Mirage
  9.75%, 2007                                             25,000          25,594
MTR Gaming Group, Inc.
  9.75%, 2010                                             14,000          14,735
Poster Financial Group, Inc.
  8.75%, 2011                                             34,000          35,530
Resorts International Hotel and Casino, Inc.
  11.50%, 2009                                            32,000          33,120
Wheeling Island Gaming, Inc.
  10.125%, 2009                                           16,000          16,400
Wynn Las Vegas LLC
  6.625%, 2014                                            32,000          31,040
                                                                     -----------
                                                                         265,814
                                                                     -----------
HEALTH CARE - 0.0%
InSight Health Services Corporation
  9.875%, 2011                                            13,000           4,453
Tenet Healthcare Corporation
  6.375%, 2011                                            12,000          10,545
  9.25%, 2015 (7)                                         58,000          55,825
                                                                     -----------
                                                                          70,823
                                                                     -----------
HOME CONSTRUCTION - 0.0%
Beazer Homes USA, Inc.
  8.625%, 2011                                            22,000          22,192
  8.375%, 2012                                            27,000          26,865
ERICO International Corporation
  8.875%, 2012                                            20,000          20,700
K Hovnanian Enterprises, Inc.
  8.875%, 2012                                            31,000          30,380
                                                                     -----------
                                                                         100,137
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited) - continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
INDEPENDENT ENERGY - 0.1%
El Paso Production Holding Company
  7.75%, 2013                                        $   34,000       $   34,765
Stone Energy Corporation
  8.25%, 2011                                            57,000           57,713
Whiting Petroleum Corporation
  7.25%, 2012                                            10,000            9,800
  7.25%, 2013                                             4,000            3,920
                                                                      ----------
                                                                         106,198
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 2.7%
Atlantic Mutual Insurance Company
  8.15%, 2028 (4)(5)                                     59,000           35,997
Navigators Group, Inc.
  7.00%, 2016                                         1,000,000        1,021,574
Safeco Corporation
  4.20%, 2008                                         1,500,000        1,468,798
TIG Capital Trust I
  8.597%, 2027 (4)(5)                                    34,000           26,010
Travelers Property Casualty Corporation
  3.75%, 2008                                         3,000,000        2,933,952
                                                                      ----------
                                                                       5,486,331
                                                                      ----------
LODGING - 0.0%
Sheraton Holding Corporation
  7.375%, 2015                                           25,000           25,313
                                                                      ----------
MEDIA - CABLE - 2.6%
Cablevision Systems Corporation
  9.62%, 2009 (3)                                        22,000           23,402
COX Enterprises, Inc.
  4.375%, 2008 (1)(4)(5)                              3,000,000        2,943,627
CSC Holdings, Inc.
  7.875%, 2007                                           41,000           41,615
  7.25%, 2008                                            17,000           17,170
Echostar DBS Corporation
  6.625%, 2014                                           19,000           18,074
Insight Midwest, LP
  9.75%, 2009                                            20,000           20,350
Intelsat Subsidiary Holding Company, Ltd.
  10.484%, 2012 (3)(5)                                   22,000           22,302
Mediacom LLC
  9.50%, 2013                                            30,000           30,675
Shaw Communications, Inc.
  8.25%, 2010                                            54,000           56,970
Univision Communications, Inc.
  3.50%, 2007                                         1,985,000        1,930,782
                                                                      ----------
                                                                       5,104,967
                                                                      ----------
MEDIA - NON CABLE - 0.2%
Cenveo Corporation
  7.875%, 2013                                           33,000           31,267
Dex Media East LLC
  12.13%, 2012                                           92,000          102,695

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
MEDIA - NON CABLE (CONTINUED)
Primedia, Inc.
  10.78%, 2010 (3)                                   $   43,000       $   43,968
  8.875%, 2011                                           29,000           28,347
RH Donnelley, Inc.
  10.88%, 2012                                           27,000           29,700
Sinclair Broadcast Group, Inc.
  8.75%, 2011                                            76,000           79,230
  8.00%, 2012                                            10,000           10,138
                                                                      ----------
                                                                         325,345
                                                                      ----------
METALS & MINING - 0.1%
Ispat Inland ULC
  9.75%, 2014                                            38,000           42,797
Trimas Corporation
  9.875%, 2012                                           40,000           37,000
United States Steel Corporation
  9.75%, 2010                                            41,000           43,768
                                                                      ----------
                                                                         123,565
                                                                      ----------
NATURAL GAS PIPELINES - 0.1%
Southern Natural Gas Company
  8.875%, 2010                                           33,000           34,606
Williams Companies, Inc.
  8.125%, 2012 (7)                                       53,000           56,577
  8.75%, 2032 (7)                                        24,000           26,280
                                                                      ----------
                                                                         117,463
                                                                      ----------
OIL FIELD SERVICES - 0.0%
Secunda International, Ltd.
  13.507%, 2012 (3)                                      21,000           21,945
                                                                      ----------
PAPER - 0.1%
Cascades, Inc.
  7.25%, 2013                                            39,000           38,025
Constar International, Inc.
  8.78%, 2012 (3)(5)                                     15,000           14,775
Georgia-Pacific Corporation
  8.00%, 2024                                            51,000           50,235
Tembec Industries, Inc.
  8.625%, 2009                                           46,000           25,530
  8.50%, 2011                                            78,000           40,560
                                                                      ----------
                                                                         169,125
                                                                      ----------
RAILROADS - 1.6%
Grupo Transportacion Ferroviaria
  Mexicana S.A. DE CV
  10.25%, 2007                                           58,000           59,305
  9.375%, 2012                                           35,000           37,100
  12.50%, 2012                                           19,000           20,900
Kansas City Southern Railway
  9.50%, 2008                                            59,000           61,360
  7.50%, 2009                                            20,000           20,000


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited) - continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
RAILROADS (CONTINUED)
TTX Company
  3.875%, 2008 (4)(5)                              $ 3,000,000       $ 2,925,615
                                                                     -----------
                                                                       3,124,280
                                                                     -----------
REIT'S - 8.1%
BF Saul Reit
  7.50%, 2014                                           21,000            21,315
EOP Operating, LP
  7.75%, 2007 (1)                                    3,000,000         3,073,026
HRPT Properties Trust
  5.99%, 2011 (1)(3)                                 5,000,000         5,007,290
iStar Financial, Inc.
  4.875%, 2009 (1)                                   3,000,000         2,960,670
Simon Property Group, LP
  7.125%, 2007 (1)                                   5,000,000         5,064,215
                                                                     -----------
                                                                      16,126,516
                                                                     -----------
RETAILERS - 0.1%
Foot Locker, Inc.
  8.50%, 2022                                           25,000            23,625
General Nutrition Centers, Inc.
  8.625%, 2011                                           6,000             6,135
Gregg Appliances, Inc.
  9.00%, 2013                                           17,000            15,512
Harry & David Holdings, Inc.
  10.40%, 2012 (3)                                      12,000            11,580
Petro Stopping Centers, LP
  9.00%, 2012                                           34,000            34,425
Toys R US, Inc.
  7.375%, 2018                                          21,000            15,199
Vitro Envases Norteamerica
  10.75%, 2011 (4)(5)                                    6,000             6,390
                                                                     -----------
                                                                         112,866
                                                                     -----------
SERVICES - 1.7%
Allied Security Escrow Corporation
  11.375%, 2011                                         22,000            22,000
Brickman Group, Ltd.
  11.75%, 2009                                          26,000            27,755
Cornell Companies, Inc.
  10.75%, 2012                                          30,000            31,800
Western Union Company
  5.93%, 2016 (1)(4)(5)                              3,200,000         3,226,336
                                                                     -----------
                                                                       3,307,891
                                                                     -----------
TECHNOLOGY - 0.1%
Lucent Technologies, Inc.
  6.45%, 2029                                           55,000            48,950
Nortel Networks Corporation
  6.875%, 2023                                          31,000            25,575
Sanmina-SCI Corporation
  6.75%, 2013                                           66,000            62,205

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BOND (CONTINUED)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
UGS Corporation
  10.00%, 2012                                     $    30,000       $    32,400
                                                                     -----------
                                                                         169,130
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 1.9%
AirGate PCS, Inc.
  9.257%, 2011 (3)                                      50,000            51,125
Axtel S.A. de CV
  11.00%, 2013                                          13,000            14,560
Millicom International Cellular S.A.
  10.00%, 2013 (7)                                      42,000            45,098
Nextel Communications, Inc.
  7.375%, 2015                                          65,000            67,063
Nextel Partners, Inc.
  8.125%, 2011                                          27,000            28,350
Securus Technologies, Inc.
  11.00%, 2011                                          18,000            15,390
TELUS Corporation
  7.50%, 2007 (1)                                    3,465,000         3,510,197
                                                                     -----------
                                                                       3,731,783
                                                                     -----------
TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation
  7.30%, 2011 (7)                                       37,000            40,104
  8.00%, 2031 (7)                                       37,000            45,223
Cincinnati Bell, Inc.
  7.25%, 2013                                            9,000             9,202
  8.375%, 2014                                          71,000            71,710
Qwest Corporation
  8.64%, 2013 (3)                                       10,000            10,700
  7.25%, 2025                                           42,000            40,688
                                                                     -----------
                                                                         217,627
                                                                     -----------
TOBACCO - 0.0%
Alliance One International, Inc.
  11.00%, 2012                                          21,000            21,420
                                                                     -----------
TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd.
  8.50%, 2013                                           46,000            44,390
Stena AB
  9.63%, 2012                                           20,000            21,500
                                                                     -----------
                                                                          65,890
--------------------------------------------------------------------------------

TOTAL CORPORATE BOND
  (Amortized Cost $96,345,221)                                       $95,626,318
--------------------------------------------------------------------------------
MORTGAGE BACKED
SECURITIES - 26.2%
--------------------------------------------------------------------------------
HOME EQUITY LOANS - 2.7%
CMO'S - 2.7%
Harborview Mortgage Loan Trust
  2005-9, 5.67% - 2035 (3)                           2,580,403         2,589,491


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited) - continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
HOME EQUITY LOANS (CONTINUED)
CMO'S (CONTINUED)
Master Adjustable Rate Mortgages Trust
  2003-5, 4.466% - 2033 (3)                        $ 2,800,521     $   2,774,004
                                                                   -------------
                                                                       5,363,495
                                                                   -------------
OTHER NON-AGENCY - 17.6%
CMO'S - 17.6%
Capitalsource Advisors LLC
  2006-1A, 5.703% - 2020 (1)(2)(3)(4)                5,000,000         5,000,000
Chase Mortgage Finance Corporation
  2005-A1 2A2, 5.25% - 2035 (1)(3)                   4,212,456         4,175,193
Chaseflex Trust
  2006-1, 5.935% - 2036 (1)(3)                       5,000,000         5,039,967
Countrywide Alternative Loan Trust
  2005-30CB, 5.63% - 2035 (1)(3)                     4,681,369         4,666,977
JP Morgan Alternative Loan Trust
  2006-S2, 5.81% - 2036 (1)                          3,000,000         3,002,608
  2006-S3, 6.00% - 2036 (1)                          5,000,000         4,985,164
JP Morgan Mortgage Trust
  2004-A5 4A2, 4.839% - 2034 (1)(3)                  3,908,250         3,852,761
Washington Mutual, Inc.
  2005-AR16 1A1, 5.115% - 2035 (1)(3)                4,326,573         4,285,684
                                                                   -------------
                                                                      35,008,354
                                                                   -------------
U.S. GOVERNMENT SPONSORED AGENCIES - 3.5%
CMO'S - 1.9%
Federal National Mortgage Association
  FNR 2003-23 AD, 4.50% - 2017 (1)                   3,964,574         3,878,333
PASS-THRU'S - 1.6%
Federal Home Loan Mortgage Corporation
  #1B2544, 5.289% - 2036 (1)(3)                      3,213,991         3,179,295
                                                                   -------------
                                                                       7,057,628
                                                                   -------------
U.S. GOVERNMENT SPONSORED SECURITIES - 2.4%
CMO'S - 2.4%
Government National Mortgage Association
  GNR 2006-23 A, 6.00% - 2033 (1)                    4,908,403         4,861,702
--------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES
  (Amortized Cost $52,460,704)                                     $  52,291,179
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 22.8%
--------------------------------------------------------------------------------
HOME EQUITY LOANS - 22.8%
Ameriquest Mortgage Securities, Inc.
  2005-R7, 5.59%, 2035 (1)(3)                        5,000,000         5,008,674

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
HOME EQUITY LOANS (CONTINUED)
Asset Backed Securities Corporation
  Home Equity
  2005-HE6, 5.81%, 2035 (1)(3)                     $ 5,000,000     $   5,024,697
Credit-Based Asset Servicing and
  Securitization LLC
  2004-CB4, 5.497%, 2035 (1)                         7,300,000         7,270,607
  2005-CB5, 5.59%, 2035 (1)(3)                       5,202,000         5,223,741
Fremont Home Loan Trust
  2005-2, 5.58%, 2035 (1)(3)                         5,033,400         5,036,397
Option One Mortgage Loan Trust
  2005-3, 5.58%, 2035 (1)(3)                         3,000,000         3,006,366
Residential Asset Mortgage Products, Inc.
  2005-RS7, 5.60%, 2035 (1)(3)                       5,000,000         5,008,547
Residential Asset Securities Corporation
  2005-KS7, 5.56%, 2035 (1)(3)                       6,000,000         6,016,611
Structured Asset Investment Loan Trust
  2005-HE3, 5.58%, 2035 (1)(3)                       4,000,000         4,006,720
                                                                   -------------
                                                                      45,602,360
--------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
  (Amortized Cost $45,621,441)                                     $  45,602,360
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill, 4.905%,
  10/12/2006                                       $   200,000     $     199,760
--------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
  (Amortized Cost $199,709)                                        $     199,760
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (SECURITY INCOME FUND
 - CAPITAL PRESERVATION SERIES)
 (AMORTIZED COST $202,558,585) - 101.0%                            $ 201,703,419
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                        (2,074,661)
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 199,628,758
                                                                   =============


FOOTNOTES

Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 9/30/2006 was $202,558,585.

*    - Non-income producing security
1    - Security is segregated as collateral for open futures contracts.
2    - Security is fair valued by the Board of Directors. See Notes to
       Financials.
3    - Variable rate security. Rate indicated is rate effective at September 30,
       2006.
4    - Private Placement
5    - Security is a 144A security. See Notes to Financials.
6    - In Default
7    - Step Up


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2006 (Unaudited) - continued
--------------------------------------------------------------------------------


See notes to financial statements.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                  GROSS           GROSS       NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
                              APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                              ------------   --------------   --------------
CAPITAL PRESERVATION SERIES    $  454,340     $(1,309,506)     $  (855,166)
DIVERSIFIED INCOME SERIES              --      (1,600,785)      (1,600,785)
HIGH YIELD SERIES               1,399,770      (1,303,624)          96,146
INCOME OPPORTUNITY SERIES         293,083        (650,717)        (357,634)

2.   OPEN FUTURES CONTRACTS

     Open futures contracts for Capital Preservation Series and Diversified Income Series as of September 30, 2006 were as follows:

                                         NUMBER OF   EXPIRATION     CONTRACT        MARKET       UNREALIZED
                              POSITION   CONTRACTS      DATE         AMOUNT          VALUE      GAIN/(LOSS)
                              --------   ---------   ----------   ------------   ------------   -----------
Diversified Income Series
90-Day Euro Future              Long         50      12-18-2006     11,814,550   $ 11,833,125    $  18,575
US 2-Year Note Future           Long        110      12-29-2006     22,461,010     22,495,000       33,990
US 5-Year Note Future           Long         10      12-29-2006      1,048,473      1,055,156        6,683
US 10-Year Note Future          Long         23      12-19-2006      2,460,721      2,485,438       24,717
                                                                  ------------   ------------    ---------
                                                                  $ 37,784,754   $ 37,868,719    $  83,965
                                                                  ------------   ------------    ---------
CAPITAL PRESERVATION SERIES
90-Day Euro Future              Long        450      12-18-2006    106,330,950   $106,498,125    $ 167,175
US 2-Year Note Future           Long        140      12-29-2006     28,588,928     28,630,000       41,072
US 5-Year Note Future           Short       150      12-29-2006    (15,761,038)   (15,827,344)     (66,306)
US 10-Year Note Future          Short       137      12-19-2006    (14,688,849)   (14,804,563)    (115,714)
                                                                  ------------   ------------    ---------
                                                                  $104,469,991   $104,496,218    $  26,227
                                                                  ------------   ------------    ---------

3.   FAIR VALUED SECURITIES

     As of September 30, 2006, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

                                 MARKET                      % OF
                                 VALUE          COST      NET ASSETS
                              -----------   -----------   ----------
Capital Preservation Series   $18,994,585   $18,912,380      9.5%
Diversified Income Series       1,507,590     1,564,120      1.7%
High Yield Series                      --       594,318      0.0%

4.   144A SECURITIES

     As of September 30, 2006, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

                                 MARKET                      % OF
                                 VALUE          COST      NET ASSETS
                              -----------   -----------   ----------
Capital Preservation Series   $31,356,625   $31,571,040      15.7%
Diversified Income Series       6,872,869     6,839,746       7.8%
High Yield Series               8,881,292     9,068,982      16.6%
Income Opportunity Series       1,518,750     1,515,703       1.2%

5.   SENIOR LOAN

     Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2006.

6.   SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND

                                        By:    Michael G. Odlum
                                               ---------------------------------
                                               Michael G. Odlum, President

                                        Date:  November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    Michael G. Odlum
                                               ---------------------------------
                                               Michael G. Odlum, President

                                        Date:  November 28, 2006


                                        By:    Brenda M. Harwood
                                               ---------------------------------
                                               Brenda M. Harwood, Treasurer

                                        Date:  November 28, 2006